Shares (Tables)	12 Months Ended
Dec. 31, 2023
Shares
Schedule of shares in subsidiaries

	December 31, 2023		December 31, 2022
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50